EXPLORATION AND EVALUATION PROPERTY (Disclosure of exploration and evaluation property) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of exploration and evaluation [line items]
Opening Balance	$ 7,271,857
Ending Balance	7,455,071	$ 7,271,857
Albany Property [Member]
Disclosure of exploration and evaluation [line items]
Opening Balance	7,271,857	7,000,000
Expenditures capitalized	183,214	271,857
Ending Balance	$ 7,455,071	$ 7,271,857